                            CAPSTONE NIKKO JAPAN FUND
                                    A FUND OF
                       CAPSTONE INTERNATIONAL SERIES TRUST

                         SUPPLEMENT DATED JULY 25, 1997
                                       TO
                       PROSPECTUS DATED FEBRUARY 28, 1997
                         AND SUPPLEMENTED MAY 22, 1997


The Board of Trustees of Capstone International Series Trust has called a special meeting of stockholders of its two series, Capstone Nikko Japan Fund ("Japan Fund") and Capstone New Zealand Fund, to be held on August 8, 1997. The purposes of the meeting are:

          (1) To approve a new investment advisory agreement for Japan Fund (for stockholders of Japan Fund only);

          (2)  To elect a new Board of Trustees; and

          (3) To ratify the selection of new independent accountants for the Trust for the fiscal year ending October 31, 1997.

Nikko Capital Management (U.S.A.), Inc., the current investment adviser of Japan Fund, has determined to resign as investment adviser because this activity is no longer fully compatible with the firm's business plans. In consultation with counsel and after consideration of various ways to proceed, the Board of Trustees determined to propose the selection of FCA Corp to serve as investment adviser to Japan Fund. FCA has served as investment adviser to Capstone New Zealand Fund since that fund's inception in November of 1991. If the investment advisory contract is approved by shareholders, FCA has proposed that the Fund's investment objective be modified to seek long-term capital appreciation and current income by investing not only in securities listed on the Tokyo Stock Exchange, but also in securities of issuers a substantial portion of whose business activities, profits and/or earnings were in, or derived from, Japan. FCA would also invest in debt securities, rated BBB or better, of such issuers or that are payable in yen or are otherwise linked to the performance of the Japanese market or economy. Also, FCA would invest in American Depository
Receipts related to these securities, in addition to buying the securities directly. The proposed Investment Advisory Agreement would increase Japan Fund's advisory fees from 0.40% to 0.75% of the Fund's average annual net assets, reflecting FCA Corp's more research-oriented investment style. However, FCA Corp has committed to waive its fees and make additional reimbursements to the Fund to the extent necessary to maintain the Fund's expense ratio at no greater than 2.5% of the Fund's net assets at least through October 31, 1998, which would cause the Fund's expenses to be lower than they are currently, at least until October 31, 1998. If approved by shareholders at the special meeting, these changes will be effected as soon as practicable following the shareholder meeting.

Detailed information regarding the proposals is contained in a proxy statement mailed to the Fund's stockholders of record as of July 14, 1997. Potential investors may direct their questions regarding the proposals to the Fund at 800-262-6631.

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                                       2

                            CAPSTONE NEW ZEALAND FUND
                                    A FUND OF
                       CAPSTONE INTERNATIONAL SERIES TRUST

                         SUPPLEMENT DATED JULY 25, 1997
                                       TO
                       PROSPECTUS DATED FEBRUARY 28, 1997


The Board of Trustees of Capstone International Series Trust has called a special meeting of stockholders of its two series, Capstone Nikko Japan Fund ("Japan Fund") and Capstone New Zealand Fund, to be held on August 8, 1997. The purposes of the meeting are:

          (1) To approve a new investment advisory agreement for Japan Fund (for stockholders of Japan Fund only);

          (2)  To elect a new Board of Trustees; and

          (3) To ratify the selection of new independent accountants for the Trust for the fiscal year ending October 31, 1997.

Detailed information regarding the proposals is contained in a proxy statement mailed to the Fund's stockholders of record as of July 14, 1997. Potential investors may direct their questions regarding the proposals to the Fund at 800-262-6631.